Average Annual Total Returns - Class P Shares - Goldman Sachs Flexible Cap Fund	Class P Shares 1 Year	Class P Shares Since Inception	Class P Shares Inception Date	Class P Shares Return After Taxes on Distributions 1 Year	Class P Shares Return After Taxes on Distributions Since Inception	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class P Shares Return After Taxes on Distributions and Sale of Fund Shares Since Inception	S&P 500® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses) 1 Year	S&P 500® Index (Total Return, Unhedged, USD) (reflects no deduction for fees or expenses) Since Inception
Total	21.61%	15.40%	Apr. 17, 2018	19.85%	13.25%	13.64%	11.51%	18.34%	15.04%